COMPREHENSIVE INCOME RECLASSIFICATION ADJUSTMENT	12 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
NOTE 18 – COMPREHENSIVE INCOME RECLASSIFICATION ADJUSTMENT

The following information discloses the reclassification adjustments for each component of accumulated other comprehensive income, including the income statement line items that are affected as of June 30, 2015:

Accumulated Other Comprehensive Income Components	Reclassification Amount	Affected Line Item in the Consolidated Statements of Income
Unrealized losses on securities available for sale	$432	Loss on sale of investments
	(166)	Tax expense
Total reclassifications for the period	$266	Reclassification adjustment, net of tax